Purchased Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor Database and credit files	Dec. 31, 2011 TransUnion Corp-Predecessor Internally developed software	Dec. 31, 2011 TransUnion Corp-Predecessor Customer relationships	Dec. 31, 2011 TransUnion Corp-Predecessor Trademarks, copyrights and patents	Dec. 31, 2011 TransUnion Corp-Predecessor Noncompete and other agreements	Dec. 31, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor Database and credit files	Apr. 30, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor Database and credit files	Dec. 31, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor Internally developed software	Apr. 30, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor Internally developed software	Dec. 31, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor Customer relationships	Apr. 30, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor Customer relationships	Dec. 31, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor Trademarks, copyrights and patents	Apr. 30, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor Trademarks, copyrights and patents	Dec. 31, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor Noncompete and other agreements	Apr. 30, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor Noncompete and other agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Gross	$ 605.4	$ 272.4	$ 241.8	$ 60.0	$ 24.4	$ 6.8	$ 1,998.2	$ 763.6		$ 380.3		$ 306.7		$ 545.5		$ 2.1
Accumulated Amortization	(374.6)	(205.3)	(148.4)	(13.8)	(6.5)	(0.6)	(86.6)	(33.9)	0	(34.8)	0	(10.3)	0	(7.4)	0	(0.2)	0
Total future amortization expense	$ 230.8	$ 67.1	$ 93.4	$ 46.2	$ 17.9	$ 6.2	$ 1,911.6	$ 729.7		$ 345.5		$ 296.4		$ 538.1		$ 1.9